Cash and Cash Equivalents - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	₩ 0	₩ 0